EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 - Schedule 5

Report Pulled:	8/12/2026
Loan Count:	470 / 477

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	6	1.25%
Appraised Value	32	6.56%
CLTV	16	3.33%
Debt Service Coverage Ratio	113	23.54%
First Payment Due Date	4	0.83%
First Rate Change Date	84	17.50%
Loan Purpose	2	0.42%
LTV	28	5.83%
Maturity Date	8	1.67%
Original Interest Rate	1	0.21%
Original Loan Amount	5	1.04%
Original Qualifying FICO Score	7	1.46%
Origination/Note Date	10	2.08%
Originator Back-End DTI	40	8.33%
Property Type	16	3.28%
Sales Price	3	0.61%
The Original Principal and Interest Payment Amount	3	0.63%